Note 4 - Intangible Assets - Schedule of Intangible Assets (Details) (Parentheticals)	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Customer Relationships [Member]
Finite-lived intangible asset, useful life (Year)	10 years	10 years
Trade Names [Member]
Finite-lived intangible asset, useful life (Year)	10 years	10 years
Technology-Based Intangible Assets [Member]
Finite-lived intangible asset, useful life (Year)		7 years
Noncompete Agreements [Member]
Finite-lived intangible asset, useful life (Year)	3 years	3 years